CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Number of Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 386	$ 118,568	$ 220	$ (76,961)	$ (352)	$ 41,861
Balance, shares at Dec. 31, 2018	37,516,891
Share-based compensation to employees	$ 0	1,148	0	0	0	1,148
Share-based compensation to employees, shares	0
Issuance of shares, net	$ 4	1,496	0	0	0	1,500
Issuance of shares, net, shares	545,455
Exercise of Option	$ 4	0	0	0	0	4
Exercise of Option, shares	394,347
Net loss	$ 0	0	0	(2,030)	(309)	(2,339)
Transaction with non-controlling interest	0	0	(1,195)	0	661	(534)
Other	0	0	(220)	0	0	(220)
Balance at Dec. 31, 2019	$ 394	121,212	(1,195)	(78,991)	0	41,420
Balance, shares at Dec. 31, 2019	38,456,693
Share-based compensation to employees	$ 0	1,436	0	0	0	1,436
Share-based compensation to employees, shares	0
Issuance of shares, net	$ 41	23,496	0	0	0	23,537
Issuance of shares, net, shares	4,819,052
Exercise of Option	$ 5	(5)	0	0	0	0
Exercise of Option, shares	448,701
Net loss	$ 0	0	0	5,640	0	5,640
Balance at Dec. 31, 2020	$ 440	146,139	(1,195)	(73,351)		72,033
Balance, shares at Dec. 31, 2020	43,724,446
Share-based compensation to employees	$ 0	3,022	0	0	0	3,022
Share-based compensation to employees, shares	0
Issuance of shares, net	$ 46	55,891	0	0	0	55,937
Issuance of shares, net, shares	5,175,000
Exercise of Option	$ 3	(3)	0	0	0	0
Exercise of Option, shares	503,401
Net loss	$ 0	0	0	25,074	0	25,074
Balance at Dec. 31, 2021	$ 489	$ 205,049	$ (1,195)	$ (48,277)	$ 0	$ 156,066
Balance, shares at Dec. 31, 2021	49,402,847